Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
(Loss) before income taxes	$ 20,459,888	$ (6,346,213)	$ (4,407,202)	$ (6,281,956)	$ 14,113,675	$ (10,689,158)	$ (26,880,213)	$ (10,843,949)
Expected income tax (recovery)							(5,644,845)	(2,277,229)
Change in estimates in respect of prior periods							104,648	(340,768)
Change in tax rate							135,998
Change in fair value of derivative liability							(176,059)	(495,605)
State and local taxes, net of federal benefit							(463,643)	463,643
Loss on debt settlement							37,723	124,154
Other							39,876	(75,605)
Change in valuation allowance							4,427,712	5,190,000
Total	$ 0	$ 0	$ 504,798	$ 699,920	$ 0	$ 1,204,718	$ (1,538,590)	$ 2,588,590